KA Fund Advisors, LLC
717 Texas Avenue, Suite 2200

Houston, Texas 77002
(713) 493-2020

Effective November 13, 2023

Kayne Anderson Energy Infrastructure Fund, Inc.
717 Texas Avenue, Suite 2200
Houston, Texas 77002

Re:	Waiver of Certain Fees under that Certain Amended and Restated Investment Management Agreement dated as of December 12, 2006

Ladies and Gentlemen:

This letter agreement (this “Agreement”), to become effective upon successful completion of the merger (the “Merger”) of Kayne Anderson NextGen Energy & Infrastructure, Inc. (“KMF”) with and into a wholly owned subsidiary of Kayne Anderson Energy Infrastructure Fund, Inc. (the “Company”), is by and between the Company, a Maryland corporation, and KA Fund Advisors, LLC, a Delaware limited liability company and the investment adviser to the Company and KMF (“KAFA”), and it hereby amends and restates that certain amended and restated letter agreement by and between the Company and KAFA effective as of August 6, 2021 (the “Prior Agreement”). This Agreement is intended to memorialize the waiver of certain fees KAFA is otherwise entitled to receive pursuant to that certain Amended and Restated Investment Management Agreement, dated as of December 12, 2006, by and between the Company and KAFA, as amended from time to time (the “IMA”).

This Agreement will become valid and enforceable upon the closing of the Merger (the “Effective Date”). In the event that the Merger is not completed, the Prior Agreement will remain in full force and effect.

Pursuant to Section 8(a) of the IMA, as full compensation for all administrative and investment and advisory services furnished or provided by KAFA, the Company pays KAFA a management fee, computed and paid quarterly, at an annual rate of 1.375% of the total assets (calculated as described in the IMA) of the Company for such quarter (the “Management Fee”).

KAFA has agreed to waive a portion of the Management Fee it is otherwise entitled to receive pursuant to the IMA such that the effective annual rates of the Management Fee will be 1.375% with respect to average total assets of the Company of up to $2,282,689,602,1 1.25% with respect to average total assets of the Company of between $2,282,689,6021 and $4.0 billion, 1.125% with respect to average total assets of the Company of between $4.0 billion and $6.0 billion, and 1.0%

1 First fee waiver tier based on the pro forma combined Company assets under management at the time of the merger.

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with respect to average total assets of the Company of over $6.0 billion. Average total assets of the Company will be calculated in the manner provided in the IMA.

KAFA has further agreed to waive a portion of the Management Fee it is otherwise entitled to receive pursuant to the IMA, in an amount equal to $605,2462 per year, for a period of three years after the Effective Date (the “Post-Merger Fee Waiver”).

Any amount waived by KAFA pursuant to this Agreement may not be recouped by KAFA.

This Agreement shall become effective, and the Prior Agreement shall terminate, upon the Effective Date, for an initial term of three years (the “Initial Term”). Upon expiration of the Initial Term, the Post-Merger Fee Waiver will terminate. The remainder of this Agreement may be renewed for additional one-year terms upon the approval by KAFA and by the Board of Directors of the Company (the “Board”), including a majority of the Directors who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended, of the Company (the “Independent Directors”). Notwithstanding the foregoing, this Agreement shall terminate and be of no further force or effect (i) automatically upon the termination of the IMA; and (ii) if the Company, with the approval of the Board, including a majority of the Independent Directors, notifies KAFA in writing of the termination of this Agreement.

This Agreement supersedes and terminates, as of the Effective Date, all prior agreements between the Company and KAFA relating to waivers by KAFA of the Management Fee payable pursuant to the IMA.

Except as otherwise specified herein, the IMA and all covenants, agreements, terms and conditions thereof shall continue in full force and effect, subject to the terms and provisions thereof and hereof.

2 Based on KMF’s assets under management at the closing of the Merger multiplied by 12.5bps (0.125%).

Please confirm your notice of and agreement to the foregoing by signing where indicated below.

Very truly yours,		ACCEPTED AND AGREED:
KA FUND ADVISORS, LLC		KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
By:	Kayne Anderson Capital Advisors, L.P. its Managing Member	By: /s/ A. Colby Parker Name: A. Colby Parker Title: Chief Financial Officer and Treasurer
By: /s/ Matt Barbabella Name: Matt Barbabella Title: General Counsel

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